Voya Solution 2025 Portfolio Expense Example - Voya Solution 2025 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,510
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	928
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,223
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,396